ACCRUED EXPENSES AND OTHER PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER PAYABLES
Payroll and welfare payables	$ 25,740	¥ 179,195	¥ 224,265
Value-added tax and other taxes payable	2,086	14,523	16,931
Payables for office supplies and utilities	3,528	24,562	21,719
Payables for the purchase of property and equipment	79,255	551,759	207,512
Payables for the purchase of intangible assets	421	2,934	4,576
Accrued service fees	7,576	52,746	41,618
Interest payables	8,469	58,961	54,376
Liability classified RSU	303	2,109	4,970
Payables for acquisitions	6,867	47,805	47,755
Others	6,368	44,341	35,598
Accrued expenses and other payables	$ 140,613	¥ 978,935	¥ 659,320